Taxes (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Statutory PRC income tax rate	25.00%	25.00%	25.00%	25.00%
Effect of income tax exemption on certain income	(27.90%)	(24.00%)	(23.99%)	(20.33%)
Permanent difference			0.01%	0.05%
Changes of deferred tax assets valuation allowances	3.03%	0.00%	(0.86%)	5.72%
Total	0.13%	1.00%	0.16%	10.44%